Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 9,422	$ 7,038
Interest-earning deposits with banks	36,546	61,895
Securities available for sale, at fair value	105,899	89,258
Securities held to maturity (fair value $11,934 and $11,242, respectively)	11,990	11,242
Loans held for sale	5,823	5,922
Loans:
Loans held for investment	341,829	320,132
Less allowance for loan losses	(2,707)	(2,884)
Net loans held for investment	339,122	317,248
Premises and equipment, net	14,173	14,666
Interest receivable	1,629	1,564
Restricted stock	1,052	1,040
Bank owned life insurance	6,897	6,762
Other real estate owned	4,176	4,994
Prepaid assets	826	764
Other assets	10,675	9,809
Total assets	548,230	532,202
Deposits:
Demand noninterest-bearing	103,138	92,524
Interest checking and money market accounts	272,968	252,345
Savings deposits	42,452	40,436
Time deposits, $250,000 and over	7,472	8,148
Other time deposits	59,689	74,280
Total deposits	485,719	467,733
Short-term borrowed funds	2,674	5,758
Long-term debt	9,534	9,547
Interest payable	151	168
Other liabilities	6,627	5,682
Total liabilities	504,705	488,888
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 7,050,315 and 6,983,017, respectively	8,813	8,729
Additional paid-in capital	12,540	12,308
Undivided profits	12,867	11,893
Accumulated other comprehensive loss	(1,318)	(212)
Total Uwharrie Capital shareholders’ equity	32,902	32,718
Noncontrolling interest	10,623	10,596
Total shareholders’ equity	43,525	43,314
Total liabilities and shareholders’ equity	$ 548,230	$ 532,202